Income Taxes - Summary of Reconciliation of Current And Effective Combined Income Tax Rates Explanatory (Details) - MXN ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Profit (loss) before income tax	$ 323,472	$ (226,260)	$ 621,026	$ (17,666)	$ (100,905)	$ (363,747)	$ (724,862)
Current income tax rate					30.00%	30.00%	30.00%
Income tax at legal rate					$ 30,272	$ 109,124	$ 217,459
Plus (less) effects of income tax on the following items:
Share-based payment					(115,370)	(91,137)	(42,637)
Annual adjustment for inflation					(90,219)	(105,615)	(70,282)
Unrecognized tax losses in no taxable entities					(20,955)	(106,071)	(200,218)
Non-deductible expenses					(83,703)	(64,766)	(43,002)
Property, furniture, equipment, and lease-hold improvements					48,049	46,219	30,657
Restatement of tax losses for the year					(92)	(40)	202
Non-cumulative income					21,253	6,655	4,904
Others					5,517	4,268	11,105
Income tax expense recognized in income	$ (65,872)	$ (112,791)	$ (263,033)	$ (191,503)	$ (205,248)	$ (201,363)	$ (91,812)
Effective income tax rate					(203.40%)	(55.40%)	(12.70%)